Interim Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Income Statement [Abstract]
Diluted	$ 24.7	[1]	$ 11.4	[1]	$ 0.22	[2]	$ 0.15	[2]	$ 0.41	[2]

[1]	Giving retroactive effect to the Reverse Split and Stock Split in the six months ended December 31, 2022 as detailed in note 13 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.